PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of December 31,
	2023	2024
Leasehold improvement	$3,623,430	$3,976,224
Electronic equipment	624,212	620,261
Furniture	426,254	404,188
Vehicles and canteen equipment	138,370	227,745
Subtotal	4,812,266	5,228,418
Less: accumulated depreciation	1,894,741	2,185,146
Property and equipment, net	$2,917,525	$3,043,272

Depreciation expenses were $543,377, $592,345 and $353,788 for the years ended December 31, 2022, 2023 and 2024, respectively.